Quarterly Holdings Report
for

Strategic Advisers® Emerging Markets Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

May 31, 2019

SAE-QTLY-0719
1.918363.108

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 55.5%
	Shares	Value
COMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 0.9%
Bharti Infratel Ltd.	943,641	$3,645,076
China Telecom Corp. Ltd. (H Shares)	18,794,000	9,445,486
China Unicom Ltd.	578,000	608,024
Hellenic Telecommunications Organization SA	154,079	2,108,585
KT Corp. (a)	54,291	1,278,806
LG Telecom Ltd. (a)	702,824	8,248,553
Magyar Telekom PLC	28,408	40,720
PT Telekomunikasi Indonesia Tbk Series B	23,442,400	6,422,574
Qatar Telecom (Qtel) Q.S.C. (a)	6,211	109,900
Telecom Egypt SAE	297,066	234,778
Telkom SA Ltd.	1,192,970	7,511,831
Turk Telekomunikasyon A/S (a)	717,003	571,092
		40,225,425
Entertainment - 0.4%
CD Projekt RED SA	159,773	8,662,517
Changyou.com Ltd. (A Shares) ADR	15,523	285,002
Gamania Digital Entertainment Co. Ltd.	335,000	728,584
IGG, Inc.	748,000	886,393
International Games Systems Co. Ltd.	52,000	440,175
NetEase, Inc. ADR	39,958	9,933,958
NHN Entertainment Corp. (a)	2,843	173,170
		21,109,799
Interactive Media & Services - 3.8%
58.com, Inc. ADR (a)	80,061	4,565,879
Autohome, Inc. ADR Class A (a)(b)	68,832	5,912,669
Baidu.com, Inc. sponsored ADR (a)	72,551	7,980,610
Mail.Ru Group Ltd. GDR (Reg. S) (a)	300,951	6,879,740
Momo, Inc. ADR	78,700	2,169,759
NAVER Corp.	33,785	3,169,245
Tencent Holdings Ltd.	3,097,689	129,166,371
Wirtualna Polska Holding SA	217	3,273
Yandex NV Series A (a)	462,026	16,595,974
YY, Inc. ADR (a)	54,024	3,697,943
		180,141,463
Media - 0.1%
Cheil Worldwide, Inc. (a)	21,770	483,525
Chinese Universe Publishing and Media Group Co. Ltd. (A Shares)	115,500	225,146
Cyfrowy Polsat SA	28,793	196,075
Hyundai HCN	146,658	490,456
INNOCEAN Worldwide, Inc.	6,567	382,875
Smiles Fidelidade SA	161,955	1,966,680
YeaRimDang Publishing Co. Ltd. (a)	7,300	29,050
		3,773,807
Wireless Telecommunication Services - 0.9%
America Movil S.A.B. de CV Series L sponsored ADR	489,634	6,869,565
China Mobile Ltd.	1,709,500	14,932,411
China Mobile Ltd. sponsored ADR	51,644	2,263,040
China United Network Communications Ltd. (A Shares)	7,656,554	6,575,433
Globe Telecom, Inc.	1,795	74,734
Mobile TeleSystems OJSC sponsored ADR	270,208	2,113,027
MTN Group Ltd.	258,907	1,824,369
SK Telecom Co. Ltd.	21,897	4,608,758
SK Telecom Co. Ltd. sponsored ADR	31,376	728,864
TIM Participacoes SA	725,700	2,034,353
Turkcell Iletisim Hizmet A/S	927,382	1,853,013
VEON Ltd. sponsored ADR	82,563	189,895
		44,067,462

TOTAL COMMUNICATION SERVICES		289,317,956

CONSUMER DISCRETIONARY - 7.9%
Auto Components - 0.3%
Fuyao Glass Industries Group Co. Ltd. (A Shares)	3,352,633	10,599,273
Huayu Automotive Systems Co. Ltd. (A Shares)	537,049	1,561,759
Hyundai Mobis	9,288	1,695,661
MAHLE Metal Leve SA	11,100	64,525
Tianneng Power International Ltd.	1,441,826	1,175,229
Xinyi Glass Holdings Ltd.	132,000	132,176
Yoo Sung Enterprise (a)	12,785	31,892
		15,260,515
Automobiles - 1.1%
Bajaj Auto Ltd.	219,453	9,220,373
Brilliance China Automotive Holdings Ltd.	2,072,000	2,109,121
Dongfeng Motor Group Co. Ltd. (H Shares)	1,216,000	1,002,017
Ford Otomotiv Sanayi A/S	18,395	173,830
Guangzhou Automobile Group Co. Ltd. (H Shares)	2,518,000	2,428,211
Hero Motocorp Ltd.	236,305	9,094,853
Hyundai Motor Co.	32,069	3,628,814
Kia Motors Corp.	272,862	9,033,265
Mahindra & Mahindra Ltd.	113,890	1,058,208
Maruti Suzuki India Ltd.	22,078	2,177,983
PT Astra International Tbk (c)	17,095,400	8,923,505
Tofas Turk Otomobil Fabrikasi A/S	812,723	2,360,531
		51,210,711
Diversified Consumer Services - 0.4%
Estacio Participacoes SA	969,500	7,276,284
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	97,053	8,312,589
TAL Education Group ADR (a)	44,046	1,515,623
Visang Education, Inc.	8,025	56,375
		17,160,871
Hotels, Restaurants & Leisure - 0.4%
Bloomberry Resorts Corp.	558,000	126,760
Genting Bhd	442,600	674,911
Jubilant Foodworks Ltd.	79,082	1,484,853
Sands China Ltd.	2,480,722	11,233,506
Yum China Holdings, Inc.	96,057	3,843,241
		17,363,271
Household Durables - 1.2%
Arcelik A/S (a)	226,307	676,726
Cyrela Brazil Realty SA	496,309	2,205,846
Haier Electronics Group Co. Ltd.	3,828,349	9,756,990
LG Electronics, Inc.	152,268	10,069,042
Midea Group Co. Ltd. (A Shares)	3,740,336	26,867,584
MRV Engenharia e Participacoes SA	50,381	220,837
Zhejiang Supor Cookware Co. Ltd.	766,148	7,894,487
		57,691,512
Internet & Direct Marketing Retail - 3.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	640,840	95,651,778
Ctrip.com International Ltd. ADR (a)	197,317	6,819,276
JD.com, Inc. sponsored ADR (a)	198,964	5,125,313
Meituan Dianping Class B	752,800	5,814,369
MercadoLibre, Inc. (a)	11,300	6,446,876
Naspers Ltd. Class N	159,496	35,958,618
Pinduoduo, Inc. ADR (b)	111,400	2,163,388
Vipshop Holdings Ltd. ADR (a)	23,890	180,131
		158,159,749
Multiline Retail - 0.5%
Hyundai Department Store Co. Ltd. (a)	788	56,086
Lojas Renner SA	1,524,954	17,115,145
Magazine Luiza SA	84,900	4,240,727
S.A.C.I. Falabella	89,431	539,458
		21,951,416
Specialty Retail - 0.2%
Foschini Ltd.	149,838	1,811,480
Lewis Group Ltd.	11,913	30,579
Mr Price Group Ltd.	1,675	22,671
Padini Holdings Bhd	28,957	25,706
Petrobras Distribuidora SA	578,059	3,763,913
SSI Group, Inc.	417,000	25,282
Wilcon Depot, Inc.	82,100	26,747
Zhongsheng Group Holdings Ltd. Class H	2,062,500	5,193,378
		10,899,756
Textiles, Apparel & Luxury Goods - 0.5%
Bosideng International Holdings Ltd.	854,000	212,423
CECEP COSTIN New Materials Group Ltd. (a)(d)	741,000	28,356
China Tower Corp. Ltd. (H Shares) (e)	8,596,000	1,929,825
Feng Tay Enterprise Co. Ltd.	70,000	530,404
Fila Korea Ltd.	29,968	1,966,570
Guararapes Confeccoes SA	24,000	95,414
Jinli Group Holdings Ltd.	46,000	22,094
LG Fashion Corp. (a)	7,144	130,424
Li Ning Co. Ltd.	1,080,000	1,788,164
LPP SA	389	744,466
Makalot Industrial Co. Ltd.	116,000	763,110
Mavi Jeans Class B (e)	187,558	1,101,748
PagSeguro Digital Ltd. (a)(b)	34,618	1,108,468
Pou Chen Corp.	685,000	778,557
Shenzhou International Group Holdings Ltd.	822,600	9,700,732
Titan Co. Ltd.	183,835	3,262,168
Weiqiao Textile Co. Ltd. (H Shares)	426,500	149,066
		24,311,989

TOTAL CONSUMER DISCRETIONARY		374,009,790

CONSUMER STAPLES - 4.9%
Beverages - 1.0%
Anheuser-Busch InBev SA NV	21,885	1,780,005
China Resources Beer Holdings Co. Ltd.	1,434,000	6,274,110
Compania Cervecerias Unidas SA sponsored ADR	27,971	749,903
Fomento Economico Mexicano S.A.B. de CV:
unit	564,551	5,248,355
sponsored ADR	158,222	14,724,139
Kweichow Moutai Co. Ltd. (A Shares)	96,519	12,440,537
Thai Beverage PCL	9,711,300	5,726,252
		46,943,301
Food & Staples Retailing - 1.6%
Atacadao Distribuicao Comercio e Industria Ltda	929,400	5,483,151
Bidcorp Ltd.	90,759	1,896,149
Bim Birlesik Magazalar A/S JSC	431,485	5,903,245
C.P. ALL PCL (For. Reg.)	4,442,900	11,184,384
Clicks Group Ltd.	158,210	2,070,945
Dino Polska SA (a)(e)	58,266	1,891,171
Drogasil SA	672,499	11,897,420
Grupo Comercial Chedraui S.A.B. de CV	33,949	57,232
President Chain Store Corp.	342,000	3,263,648
PUREGOLD Price Club, Inc.	1,642,500	1,405,516
Shoprite Holdings Ltd.	478,893	5,654,825
Wal-Mart de Mexico SA de CV Series V	5,212,479	14,710,235
X5 Retail Group NV GDR (Reg. S)	339,621	9,991,650
		75,409,571
Food Products - 1.4%
Astral Foods Ltd.	2,674	30,384
AVI Ltd.	503,258	3,089,425
Charoen Pokphand Foods PCL (For. Reg.)	1,808,500	1,584,150
China Mengniu Dairy Co. Ltd.	8,468,496	30,948,512
COFCO Tunhe Sugar Co. Ltd. (A Shares)	157,700	189,788
Dalmia Bharat Sugar & Industries Ltd. (a)	10,753	17,997
Gruma S.A.B. de CV Series B	679,893	6,484,026
Industrias Bachoco SA de CV Series B	36,288	159,696
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	418,300	1,817,985
JBS SA	1,822,190	10,151,269
PT Charoen Pokphand Indonesia Tbk	252,300	86,619
SLC Agricola SA	5,800	28,823
Tiger Brands Ltd.	338,692	5,115,171
Unified-President Enterprises Corp.	1,700,000	4,381,777
Universal Robina Corp.	1,161,390	3,721,261
		67,806,883
Household Products - 0.1%
Hindustan Unilever Ltd.	162,206	4,165,847
Personal Products - 0.5%
AMOREPACIFIC Corp.	19,343	2,912,955
Hengan International Group Co. Ltd.	539,500	3,957,019
Kolmar Korea Co. Ltd.	49,377	2,629,574
LG Household & Health Care Ltd.	11,355	12,208,856
TCI Co. Ltd.	112,688	1,793,462
		23,501,866
Tobacco - 0.3%
ITC Ltd.	2,701,967	10,807,635
PT Gudang Garam Tbk	178,500	1,006,466
PT Hanjaya Mandala Sampoerna Tbk	1,126,500	266,777
		12,080,878

TOTAL CONSUMER STAPLES		229,908,346

ENERGY - 4.3%
Energy Equipment & Services - 0.1%
Ezion Holdings Ltd. warrants 4/6/23 (a)(d)	5,020,014	5,723
Tenaris SA sponsored ADR	96,200	2,242,422
		2,248,145
Oil, Gas & Consumable Fuels - 4.2%
Bangchak Corp. PCL:
(For. Reg.)	392,000	365,025
NVDR	437,800	407,674
China Petroleum & Chemical Corp. (H Shares)	24,482,000	16,301,451
China Shenhua Energy Co. Ltd. (H Shares)	15,000	30,805
CNOOC Ltd.	12,425,000	20,186,690
Cosan Ltd. Class A	45,527	575,006
Cosan SA Industria e Comercio	45,100	541,805
Dana Gas PJSC (a)	414,390	111,692
Ecopetrol SA ADR	270,066	4,426,382
Esso Thailand PCL unit	140,900	42,030
Exxaro Resources Ltd.	168,855	1,969,284
Formosa Petrochemical Corp.	84,000	308,921
Gazprom OAO sponsored ADR (Reg. S)	1,582,377	10,396,217
Grupa Lotos SA	11,091	254,132
Hindustan Petroleum Corp. Ltd.	653,255	3,041,657
Indian Oil Corp. Ltd.	120,720	286,983
IRPC PCL NVDR	12,419,500	1,858,221
Lukoil PJSC	3,386	271,732
Lukoil PJSC sponsored ADR (b)	290,989	23,442,074
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	342,137	3,852,760
NOVATEK OAO GDR (Reg. S)	106,510	21,834,550
Oil & Natural Gas Corp. Ltd.	1,166,640	2,880,624
PetroChina Co. Ltd. (H Shares)	4,658,000	2,584,642
Petroleo Brasileiro SA - Petrobras (ON)	30,800	221,584
Polish Oil & Gas Co. SA	698,567	1,020,684
Polski Koncern Naftowy Orlen SA	338,494	8,547,355
PT Adaro Energy Tbk	25,186,000	2,285,225
PT Harum Energy Tbk	677,736	68,142
PT Indo Tambangraya Megah Tbk	214,600	263,504
PT Tambang Batubara Bukit Asam Tbk	712,400	152,737
PT United Tractors Tbk	2,498,300	4,437,338
PTT Exploration and Production PCL:
(For. Reg.)	237,300	940,062
NVDR	1,256,000	4,975,631
PTT PCL:
(For. Reg.)	2,366,200	3,454,443
NVDR	5,193,000	7,581,321
QGEP Participacoes SA	57,600	187,158
Reliance Industries Ltd.	1,012,706	19,343,340
S-Oil Corp.	27,902	1,960,102
Shell Refining Co. (F.O.M.) Bhd (a)	1,900	2,448
SK Energy Co. Ltd.	86,667	12,030,805
Star Petroleum Refining PCL unit	2,932,400	865,465
Susco Public Co. Ltd. unit	267,500	24,487
Tatneft PAO sponsored ADR	34,126	2,324,663
Thai Oil PCL:
(For. Reg.)	784,800	1,467,784
NVDR	649,000	1,213,802
Tupras Turkiye Petrol Rafinerileri A/S	246,288	5,538,362
Ultrapar Participacoes SA	542,600	2,859,610
YPF SA Class D sponsored ADR	62,848	932,036
		198,668,445

TOTAL ENERGY		200,916,590

FINANCIALS - 15.4%
Banks - 10.5%
Abu Dhabi Commercial Bank PJSC	50,375	123,160
Abu Dhabi Islamic Bank (a)	39,990	48,667
Agricultural Bank of China Ltd. (H Shares)	15,892,000	6,811,248
Akbank TAS (a)	937,621	962,488
Albaraka Turk Katilim Bankasi A/S (a)	731,138	139,312
Alpha Bank AE (a)	4,867,993	9,190,690
Axis Bank Ltd. (a)	1,436,868	16,677,730
Banco do Brasil SA	1,165,600	15,401,919
Banco Santander Chile sponsored ADR	263,113	7,354,008
Banco Santander Mexico SA	165,797	242,790
Banco Santander Mexico SA sponsored ADR	69,320	507,422
Bancolombia SA sponsored ADR	36,914	1,733,851
Bangkok Bank PCL NVDR	698,700	4,333,793
Bank of China Ltd. (H Shares)	50,307,000	20,855,502
Bank Polska Kasa Opieki SA	136,067	3,772,045
Barclays Africa Group Ltd.	350,382	4,065,189
BBVA Banco Frances SA sponsored ADR	41,505	371,885
Bumiputra-Commerce Holdings Bhd	162,000	203,732
Capitec Bank Holdings Ltd.	28,503	2,581,409
China Construction Bank Corp. (H Shares)	55,602,000	44,017,401
China Merchants Bank Co. Ltd. (H Shares)	489,500	2,369,710
Chinatrust Financial Holding Co. Ltd.	13,562,058	9,007,834
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	34,000	17,391
Commercial International Bank SAE (a)	70,452	301,757
Commercial International Bank SAE sponsored GDR	1,471,483	5,959,506
Credicorp Ltd. (United States)	85,281	19,085,888
E.SUN Financial Holdings Co. Ltd.	6,260,031	5,437,983
EFG Eurobank Ergasias SA (a)	1,756,696	1,717,181
Emirates NBD Bank PJSC (a)	32,838	99,238
Grupo Aval Acciones y Valores SA ADR	194,053	1,344,787
Grupo Financiero Banorte S.A.B. de CV Series O	2,993,453	16,280,230
Grupo Financiero Inbursa S.A.B. de CV Series O	320,573	425,277
Habib Bank Ltd.	309,900	258,839
Hana Financial Group, Inc.	276,892	8,456,176
HDFC Bank Ltd.	333,120	11,628,425
HDFC Bank Ltd. sponsored ADR	89,445	11,105,491
Hong Leong Credit Bhd	45,600	206,536
ICICI Bank Ltd.	1,061,566	6,467,237
ICICI Bank Ltd. sponsored ADR	1,970,980	23,651,760
Industrial & Commercial Bank of China Ltd. (H Shares)	29,154,000	20,825,481
Industrial Bank of Korea (a)	26,471	308,445
JB Financial Group Co. Ltd.	5,224	24,524
JSC Halyk Bank of Kazakhstan GDR unit	199,619	2,305,599
Kasikornbank PCL:
NVDR	561,500	3,305,548
(For. Reg.)	869,200	5,144,413
KB Financial Group, Inc.	314,572	11,594,468
Kiatnakin Bank PCL (For. Reg.)	679,500	1,410,263
Komercni Banka A/S	43,124	1,627,680
Krung Thai Bank PCL:
(For. Reg.)	203,000	122,390
NVDR	5,674,400	3,421,119
Malayan Banking Bhd	2,586,325	5,567,033
National Bank of Abu Dhabi PJSC (a)	4,328,804	17,513,212
National Bank of Greece SA (a)	479,394	1,268,194
National Bank of Kuwait	1,813,616	5,773,305
Nedbank Group Ltd.	41,225	741,675
Nova Ljubljanska banka d.d. unit	143,861	1,960,715
OTP Bank PLC	627,471	26,205,835
Powszechna Kasa Oszczednosci Bank SA	204,253	2,094,383
PT Bank Bukopin Tbk (a)	4,000	78
PT Bank Central Asia Tbk	4,977,800	10,149,167
PT Bank Mandiri (Persero) Tbk	1,131,600	608,515
PT Bank Negara Indonesia (Persero) Tbk	9,880,600	5,815,172
PT Bank Rakyat Indonesia Tbk	26,101,000	7,497,923
PT Bank Tabungan Negara Tbk	3,045,700	527,089
Public Bank Bhd	38,000	214,008
Qatar Islamic Bank (a)	8,478	389,062
Qatar National Bank SAQ (a)	46,830	2,417,862
Sberbank of Russia	2,805,080	9,950,885
Sberbank of Russia sponsored ADR (b)	2,832,188	40,925,117
Shinhan Financial Group Co. Ltd.	179,082	6,673,823
Standard Bank Group Ltd.	608,662	8,304,922
State Bank of India (a)	289,943	1,467,639
TCS Group Holding PLC unit	75,563	1,435,697
Thanachart Capital PCL:
(For. Reg.)	1,720,600	2,878,529
NVDR	727,900	1,217,762
TISCO Financial Group PCL	744,200	2,073,095
Turkiye Garanti Bankasi A/S (a)	3,776,136	5,140,290
Turkiye Halk Bankasi A/S	1,272,150	1,157,393
Turkiye Is Bankasi A/S Series C (a)	3,649,991	3,207,957
Turkiye Vakiflar Bankasi TAO	3,593,789	2,276,385
United Bank Ltd.	281,400	302,228
Woori Financial Group, Inc. (a)	294,220	3,440,677
Yapi ve Kredi Bankasi A/S (a)	879,901	300,576
Yes Bank Ltd.	1,160,836	2,463,728
		495,265,348
Capital Markets - 0.5%
BM&F BOVESPA SA	1,526,161	14,223,348
Yuanta Financial Holding Co. Ltd.	13,640,000	7,675,797
		21,899,145
Consumer Finance - 0.2%
Compartamos S.A.B. de CV	284,714	250,593
Network International Holdings PLC (e)	148,164	1,041,479
Shriram Transport Finance Co. Ltd.	484,386	8,098,488
		9,390,560
Diversified Financial Services - 0.5%
Alexander Forbes Group Holdings Ltd.	888	327
FirstRand Ltd.	3,408,281	15,653,583
Haci Omer Sabanci Holding A/S	788,246	1,048,649
Inversiones La Construccion SA	130,922	2,138,564
Old Mutual Ltd.	1,192,868	1,723,020
Power Finance Corp. Ltd. (a)	281,909	503,185
Rec Ltd.	642,758	1,334,176
		22,401,504
Insurance - 3.1%
AIA Group Ltd.	3,531,984	33,180,195
BB Seguridade Participacoes SA	1,347,022	10,243,539
Cathay Financial Holding Co. Ltd.	1,251,000	1,618,185
China Life Insurance Co. Ltd. (H Shares)	1,280,000	2,981,504
China Pacific Insurance (Group) Co. Ltd. (H Shares)	2,521,600	9,327,882
FPC Par Corretora de Seguros	17,800	44,954
Fubon Financial Holding Co. Ltd.	2,332,000	3,197,610
Hyundai Fire & Marine Insurance Co. Ltd. (a)	165,855	4,290,725
IRB Brasil Resseguros SA	304,209	7,898,371
Liberty Holdings Ltd.	494,964	3,699,424
MMI Holdings Ltd. (a)	1,737,544	2,236,605
PICC Property & Casualty Co. Ltd. (H Shares)	5,430,000	5,866,676
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	3,261,000	36,184,748
Porto Seguro SA	323,248	4,366,045
Powszechny Zaklad Ubezpieczen SA	262,875	2,841,577
Sanlam Ltd.	3,302,246	17,265,875
Sul America SA unit	278,702	2,479,513
		147,723,428
Thrifts & Mortgage Finance - 0.6%
Housing Development Finance Corp. Ltd.	602,443	18,881,980
Indiabulls Housing Finance Ltd.	174,484	1,970,740
LIC Housing Finance Ltd.	1,195,796	9,591,919
		30,444,639

TOTAL FINANCIALS		727,124,624

HEALTH CARE - 0.6%
Biotechnology - 0.0%
Biocon Ltd.	195,841	1,523,948
Medy-Tox, Inc.	1,667	628,586
		2,152,534
Health Care Equipment & Supplies - 0.0%
Supermax Corp. Bhd	274,400	106,080
Health Care Providers & Services - 0.2%
Mediclinic International PLC	124,168	474,078
Notre Dame Intermedica Participacoes SA	472,100	4,932,810
Selcuk Ecza Deposu Tic A/S	122,624	98,722
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	813,000	1,605,352
Sinopharm Group Co. Ltd. (H Shares)	670,400	2,518,420
		9,629,382
Life Sciences Tools & Services - 0.1%
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	292,250	2,815,843
WuXi AppTec Co. Ltd. (H Shares) (b)(e)	219,400	2,402,624
		5,218,467
Pharmaceuticals - 0.3%
Aurobindo Pharma Ltd.	175,780	1,697,245
CSPC Pharmaceutical Group Ltd.	1,014,000	1,634,910
CStone Pharmaceuticals Co. Ltd. (a)(e)	1,247,500	1,829,984
Dr. Reddy's Laboratories Ltd.	32,576	1,251,657
PT Kalbe Farma Tbk	35,808,056	3,524,983
Richter Gedeon PLC	114,851	2,064,736
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)	712,728	1,540,029
		13,543,544

TOTAL HEALTH CARE		30,650,007

INDUSTRIALS - 2.1%
Airlines - 0.3%
Air Arabia PJSC (a)	705,175	197,749
AirAsia Group BHD	2,192,600	1,512,138
Azul SA sponsored ADR (a)	142,867	4,253,151
China Airlines Ltd.	1,161,000	358,511
China Southern Airlines Ltd. (H Shares)	144,000	92,577
EVA Airways Corp.	1,682,159	802,628
Korean Air Lines Co. Ltd. (a)	43,210	1,146,940
Pegasus Hava Tasimaciligi A/S (a)	71,441	431,675
Turk Hava Yollari AO (a)	2,056,385	4,408,935
		13,204,304
Building Products - 0.0%
Trakya Cam Sanayii A/S	390,782	189,169
Commercial Services & Supplies - 0.0%
China Everbright International Ltd.	76,000	71,933
Frontken Corp. BHD	248,800	74,809
		146,742
Construction & Engineering - 0.4%
China Communications Construction Co. Ltd. (H Shares)	2,614,000	2,324,059
China Communications Services Corp. Ltd. (H Shares)	1,926,000	1,442,126
China National Chemical Engineering Co. Ltd. (A Shares)	1,436,292	1,262,606
China Railway Construction Corp. Ltd. (H Shares)	1,377,000	1,610,691
China Railway Group Ltd. (H Shares)	1,586,000	1,185,522
Daelim Industrial Co. (a)	20,944	1,823,715
GS Engineering & Construction Corp. (a)	15,103	510,159
Larsen & Toubro Ltd.	156,607	3,502,681
Larsen & Toubro Ltd. unit	88,216	1,949,574
Tekfen Holding A/S	938,903	4,009,940
Wilson Bayly Holmes-Ovcon Ltd.	4,310	32,548
		19,653,621
Electrical Equipment - 0.1%
BizLink Holding, Inc.	306,463	1,899,484
DONGYANG E&P, Inc. (a)	21,665	186,827
Weg SA	340,332	1,652,244
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	301,500	1,622,963
		5,361,518
Industrial Conglomerates - 0.4%
Alfa SA de CV Series A	1,143,300	1,043,619
AntarChile SA Class A	2,925	33,824
Cheil Industries, Inc.	8,021	622,855
CJ Corp. (a)	1,520	129,798
Fosun International Ltd.	1,311,000	1,692,357
Hanwha Corp. (a)	74,285	1,596,794
Hong Leong Industries Bhd	3,000	7,717
Hyosung Corp. (a)	1,214	76,295
Industries Qatar QSC (a)	24,315	761,252
Koc Holding A/S	512,646	1,428,246
LG Corp. (a)	44,404	2,738,313
Mannai Corp.	8,644	97,307
San Miguel Corp.	127,248	457,771
SK C&C Co. Ltd.	9,221	1,795,916
SM Investments Corp.	311,930	5,637,722
Turk Sise ve Cam Fabrikalari A/S	338,398	302,063
		18,421,849
Machinery - 0.3%
Airtac International Group	241,000	2,490,838
HIWIN Technologies Corp.	374,000	2,827,944
Lonking Holdings Ltd.	5,742,000	1,523,475
Mirle Automation Corp.	44,000	65,005
Sany Heavy Industry Co. Ltd. (A Shares)	380,600	665,292
Sinotruk Hong Kong Ltd.	1,614,983	3,061,228
Weichai Power Co. Ltd. (H Shares)	1,761,000	2,677,592
XCMG Construction Machinery Co. Ltd. (A Shares)	604,000	374,384
		13,685,758
Marine - 0.0%
Qatar Navigation QPSC	2,362	40,867
Professional Services - 0.1%
51job, Inc. sponsored ADR (a)	41,058	2,888,430
Road & Rail - 0.0%
Globaltrans Investment PLC GDR (Reg. S)	49,724	432,599
Trading Companies & Distributors - 0.0%
Barloworld Ltd.	102,942	933,642
Transportation Infrastructure - 0.5%
Airports of Thailand PCL (For. Reg.)	682,900	1,374,207
China Merchants Holdings International Co. Ltd.	466,000	815,547
DP World Ltd.	191,251	3,272,305
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR	11,243	1,782,915
Grupo Aeroportuario Norte S.A.B. de CV	834,400	5,036,095
Malaysia Airports Holdings Bhd	197,200	345,412
Shanghai International Airport Co. Ltd. (A Shares)	1,040,311	10,416,669
Zhejiang Expressway Co. Ltd. (H Shares)	1,226,000	1,280,806
		24,323,956

TOTAL INDUSTRIALS		99,282,455

INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 0.1%
Accton Technology Corp.	287,000	1,114,625
Arcadyan Technology Corp.	53,000	147,866
BYD Electronic International Co. Ltd.	177,500	233,661
Lanner Electronics, Inc.	90,000	210,006
Tencent Music Entertainment Group ADR (a)	90,800	1,202,192
		2,908,350
Electronic Equipment & Components - 1.5%
AAC Technology Holdings, Inc.	207,000	1,099,027
AU Optronics Corp.	995,000	294,989
Chroma ATE, Inc.	439,000	1,809,334
Coretronic Corp.	87,400	112,222
Delta Electronics, Inc.	451,000	2,037,521
Enel Chile SA sponsored ADR	176,677	812,714
FLEXium Interconnect, Inc.	70,000	174,656
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)	858,403	3,088,013
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,011,026	11,740,372
Innolux Corp.	4,751,039	1,128,187
INTOPS Co. Ltd.	30,521	413,411
Kingboard Chemical Holdings Ltd.	374,500	984,074
Largan Precision Co. Ltd.	215,000	25,697,483
LG Display Co. Ltd. (a)	256,540	3,680,017
LG Innotek Co. Ltd.	9,439	752,026
Pinnacle Technology Holdings Ltd.	11,198	13,046
Samsung SDI Co. Ltd.	51,153	9,403,283
Simplo Technology Co. Ltd.	29,000	225,255
Sunny Optical Technology Group Co. Ltd.	418,100	3,565,254
Unimicron Technology Corp.	489,000	464,319
Zhen Ding Technology Holding Ltd.	276,000	810,272
		68,305,475
Internet Software & Services - 0.0%
Danawa Co. Ltd.	3,946	87,643
IT Services - 1.3%
CSU Cardsystem SA	20,600	32,496
HCL Technologies Ltd.	622,692	9,769,269
Hexaware Technologies Ltd.	544,539	2,818,131
Infosys Ltd.	643,363	6,787,509
Infosys Ltd. sponsored ADR	1,920,333	20,105,887
Mphasis BFL Ltd.	114,379	1,632,355
NIIT Technologies Ltd. (a)	21,245	398,639
QIWI PLC Class B sponsored ADR	6,471	108,842
Samsung SDS Co. Ltd.	743	129,395
Sonata Software Ltd.	6,875	35,215
Tata Consultancy Services Ltd.	468,689	14,783,366
Wipro Ltd.	397,569	1,634,020
WNS Holdings Ltd. sponsored ADR (a)	24,362	1,348,193
		59,583,317
Semiconductors & Semiconductor Equipment - 3.4%
ASE Technology Holding Co. Ltd.	994,000	1,884,228
ASE Technology Holding Co. Ltd. ADR	221,411	814,792
Dongbu HiTek Co. Ltd. (a)	29,703	364,846
Koh Young Technology, Inc.	27,733	2,118,555
Machvision, Inc. (a)	1,512	18,072
Malaysian Pacific Industries BHD	22,923	48,904
MediaTek, Inc.	582,000	5,738,444
Novatek Microelectronics Corp.	96,000	509,796
Parade Technologies Ltd.	96,000	1,483,736
Phison Electronics Corp.	336,000	3,046,605
Powertech Technology, Inc.	575,000	1,354,464
Radiant Opto-Electronics Corp.	250,000	792,594
Realtek Semiconductor Corp.	434,000	2,751,886
Shenzhen Goodix Technology Co. Ltd. (A Shares)	26,100	424,631
Sino-American Silicon Products, Inc.	543,000	1,358,275
SK Hynix, Inc. (a)	576,768	31,686,284
Taiwan Semiconductor Manufacturing Co. Ltd.	11,506,000	85,223,386
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	497,424	19,076,210
Unisem (M) Bhd	472,057	285,003
United Microelectronics Corp.	7,406,000	3,019,136
United Microelectronics Corp. sponsored ADR	353,437	696,271
		162,696,118
Software - 0.1%
Asseco Poland SA	19,723	262,960
Koolearn Technology Holding Ltd. (a)(e)	1,558,000	1,935,688
Mix Telematics Ltd. sponsored ADR	9,381	149,908
Netmarble Corp. (a)(e)	10,134	976,210
Nucleus Software Exports Ltd.	34,593	176,022
StoneCo Ltd. Class A (a)	43,228	1,089,346
Totvs SA	161,300	1,623,708
		6,213,842
Technology Hardware, Storage & Peripherals - 3.1%
Acer, Inc.	107,000	64,623
ASUSTeK Computer, Inc.	33,000	227,031
Catcher Technology Co. Ltd.	579,000	3,524,444
Chicony Electronics Co. Ltd.	92,000	218,464
Compal Electronics, Inc.	1,005,000	626,094
Inventec Corp.	2,078,000	1,567,954
Lenovo Group Ltd.	6,670,000	4,636,937
Lite-On Technology Corp.	1,393,000	1,991,767
Pegatron Corp.	2,198,000	3,588,771
Samsung Electronics Co. Ltd.	3,690,758	131,965,822
Sunrex Technology Corp.	79,307	44,378
TPV Technology Ltd.	398,000	97,983
		148,554,268

TOTAL INFORMATION TECHNOLOGY		448,349,013

MATERIALS - 2.8%
Chemicals - 0.5%
China Sanjiang Fine Chemicals Ltd.	424,000	92,485
Formosa Plastics Corp.	347,000	1,215,633
LG Chemical Ltd.	56,687	15,881,250
PTT Global Chemical PCL NVDR	885,300	1,697,663
Sasol Ltd.	62,345	1,564,086
SK Materials Co., Ltd.(a)	11,882	1,522,462
Taekwang Industrial Co. Ltd. (a)	168	186,852
		22,160,431
Construction Materials - 0.4%
Anhui Conch Cement Co. Ltd. (H Shares)	2,093,500	12,230,587
Asia Cement (China) Holdings Corp.	194,084	260,939
China Resources Cement Holdings Ltd.	3,422,000	2,968,232
Jiangxi Wannianqing Cement Co. Ltd. (A Shares)	332,410	454,928
Loma Negra Compania Industrial Argentina SA ADR (a)	89,694	892,455
Shree Cement Ltd.	10,747	3,336,302
		20,143,443
Containers & Packaging - 0.0%
Anadolu Cam Sanayii A/S	560,600	259,827
Bio Pappel S.A.B. de CV (a)	24,738	33,373
Klabin SA unit	267,675	1,060,754
		1,353,954
Metals & Mining - 1.7%
Alrosa Co. Ltd.	2,660,380	3,585,475
Anglo American Platinum Ltd.	30,984	1,558,703
AngloGold Ashanti Ltd.	166,880	2,221,893
Ann Joo Resources Bhd	500	168
Baoshan Iron & Steel Co. Ltd. (A Shares)	520,194	474,616
CAP SA	102,615	1,018,290
Companhia Siderurgica Nacional SA (CSN)	459,500	1,936,857
Dongkuk Steel Mill Co. Ltd. (a)	5,671	30,344
Eregli Demir ve Celik Fabrikalari T.A.S.	749,153	932,342
Hindalco Industries Ltd.	880,082	2,489,642
Hunan Valin Steel Co. Ltd. (A Shares) (a)	96,100	90,881
Jastrzebska Spolka Weglowa SA (a)	52,703	690,294
KISCO Corp.	6,262	33,032
Korea Zinc Co. Ltd. (a)	10,751	3,952,640
Kumba Iron Ore Ltd.	78,501	2,382,259
Lion Industries Corp. Bhd (a)	366,800	45,516
Maanshan Iron & Steel Co. Ltd. (H Shares)	1,556,000	662,926
Magnitogorsk Iron & Steel Works PJSC sponsored GDR (Reg. S)	38,904	342,355
Merafe Resources Ltd.	259,466	21,910
MMC Norilsk Nickel PJSC sponsored ADR	250,685	5,234,303
MMG Ltd. (a)	8,832,000	2,692,563
Novolipetsk Steel OJSC GDR (Reg. S)	58,207	1,530,844
POSCO	50,983	10,175,069
POSCO sponsored ADR	36,270	1,803,707
Severstal PAO GDR (Reg. S)	124,327	1,960,637
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	626,504	382,889
Sheng Yu Steel Co. Ltd.	39,865	23,318
Southern Copper Corp.	135,562	4,572,506
Tata Steel Ltd.	226,716	1,589,704
Ternium SA sponsored ADR	171,420	4,124,365
Vale SA sponsored ADR	1,866,257	23,272,225
Vedanta Ltd.	715,714	1,650,051
		81,482,324
Paper & Forest Products - 0.2%
Mondi Ltd.	2,920	60,049
Nine Dragons Paper (Holdings) Ltd.	1,873,000	1,493,230
Sappi Ltd.	61,712	233,439
Suzano Papel e Celulose SA	638,000	5,215,928
West Coast Paper Mills Ltd.	33,226	130,420
		7,133,066

TOTAL MATERIALS		132,273,218

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Prologis Property Mexico SA	60,798	118,967
Real Estate Management & Development - 1.1%
Agile Property Holdings Ltd.	3,329,238	4,216,994
Aldar Properties PJSC (a)	130,390	64,609
Ayala Land, Inc.	10,426,100	9,901,994
BR Malls Participacoes SA	370,166	1,208,432
Central China Real Estate Ltd.	137,925	57,531
China Overseas Grand Oceans Group Ltd.	473,000	205,139
China Overseas Land and Investment Ltd.	936,000	3,247,533
Chong Hong Construction Co. Ltd.	55,000	157,805
Country Garden Holdings Co. Ltd.	5,899,000	7,976,147
Emaar Properties PJSC	1,856,097	2,258,849
Gemdale Properties and Investment Corp. Ltd.	628,000	75,300
Greenland Holdings Corp. Ltd. (A Shares)	2,684,363	2,608,556
Greenland Hong Kong Holdings Ltd.	133,366	47,293
Guangzhou R&F Properties Co. Ltd. (H Shares)	680,400	1,287,974
IOI Properties Group Bhd	77,800	24,878
Jinke Properties Group Co. Ltd. (A Shares)	732,300	689,348
K Wah International Holdings Ltd.	470,144	272,267
KSL Holdings Bhd (a)	105,100	19,688
KWG Property Holding Ltd.	807,500	810,636
Logan Property Holdings Co. Ltd.	266,000	392,915
Longfor Properties Co. Ltd.	1,638,048	6,007,217
Multiplan Empreendimentos Imobiliarios SA	179,900	1,138,831
Poly Property Group Co. Ltd.	1,355,701	466,914
Powerlong Real Estate Holding Ltd.	378,417	171,842
Radium Life Tech Co. Ltd. (a)	414,000	182,442
Risesun Real Estate Development Co. Ltd. (A Shares)	2,685,186	3,659,319
Road King Infrastructure Ltd.	279,822	567,529
Sansiri PCL (For. Reg.)	6,763,900	301,045
Shanghai Shimao Co. Ltd. (A Shares)	1,163,615	768,441
Shimao Property Holdings Ltd.	713,182	2,042,328
Shui On Land Ltd.	360,500	81,853
Sunac China Holdings Ltd.	28,000	120,721
Times China Holdings Ltd.	118,000	195,675
United Development Co. (a)	136,744	512,238
Yuexiu Property Co. Ltd.	3,406,000	773,345
		52,513,628

TOTAL REAL ESTATE		52,632,595

UTILITIES - 0.8%
Electric Utilities - 0.4%
Ceske Energeticke Zavody A/S	48,974	1,140,215
EDP Energias do Brasil SA	780,305	3,945,323
Energa SA(a)	19,990	40,369
Enersis SA	4,402,861	701,196
Enersis SA sponsored ADR	113,466	906,593
Equatorial Energia SA	175,145	3,845,294
Polska Grupa Energetyczna SA (a)	346,599	834,688
Power Grid Corp. of India Ltd.	732,166	1,990,250
Tauron Polska Energia SA (a)	190,211	78,760
Tenaga Nasional Bhd	2,407,390	7,295,992
		20,778,680
Gas Utilities - 0.2%
Beijing Enterprises Holdings Ltd.	311,500	1,565,536
Daesung Energy Co. Ltd.	20,047	90,907
GAIL India Ltd. (a)	271,589	1,407,884
Indraprastha Gas Ltd. (a)	821,565	3,972,803
PT Perusahaan Gas Negara Tbk Series B	2,834,500	409,113
Samchully Co. Ltd.	279	21,595
		7,467,838
Independent Power and Renewable Electricity Producers - 0.2%
Benpres Holdings Corp.	124,600	11,116
Central Puerto SA sponsored ADR	210,200	1,696,314
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,787,000	1,128,336
ENGIE Brasil Energia SA	186,500	2,201,527
Huaneng Renewables Corp. Ltd. (H Shares)	4,208,000	1,137,943
NTPC Ltd.	1,056,129	2,020,839
		8,196,075
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	163,800	1,845,487

TOTAL UTILITIES		38,288,080

TOTAL COMMON STOCKS
(Cost $2,325,556,175)		2,622,752,674

Nonconvertible Preferred Stocks - 2.6%
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Telefonica Brasil SA	305,100	3,736,045
Telefonica Brasil SA sponsored ADR	146,668	1,795,216
		5,531,261
Wireless Telecommunication Services - 0.1%
TIM Participacoes SA sponsored ADR (b)	137,322	1,904,656

TOTAL COMMUNICATION SERVICES		7,435,917

CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Hyundai Motor Co. Series 2	21,291	1,535,090
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	92,900	2,064,708
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	397,600	2,588,891
(PN) sponsored ADR (non-vtg.)	143,846	1,867,121
sponsored ADR	740,964	10,692,111
		15,148,123
FINANCIALS - 1.6%
Banks - 1.6%
Banco Bradesco SA:
(PN)	1,868,884	17,622,219
(PN) sponsored ADR	436,424	4,084,929
Banco do Estado Rio Grande do Sul SA	165,900	1,004,122
Itau Unibanco Holding SA	3,926,936	35,026,634
Itau Unibanco Holding SA sponsored ADR	794,035	7,066,912
Itausa-Investimentos Itau SA (PN)	3,772,889	11,913,020
		76,717,836
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
CJ Corp. 0.00 (a)(d)	922	28,442
INFORMATION TECHNOLOGY - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co. Ltd.	414,226	12,127,564
MATERIALS - 0.1%
Chemicals - 0.0%
Braskem SA (PN-A)	118,631	1,293,348
Metals & Mining - 0.1%
Gerdau SA sponsored ADR (b)	383,600	1,334,928
Metalurgica Gerdau SA (PN)	300,675	496,534
		1,831,462

TOTAL MATERIALS		3,124,810

UTILITIES - 0.0%
Electric Utilities - 0.0%
Companhia Paranaense de Energia-Copel (PN-B)	105,100	1,285,643
Water Utilities - 0.0%
Cia de Saneamento do Parana	72,370	249,536
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	30,784	345,704
		595,240

TOTAL UTILITIES		1,880,883

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $98,371,653)		120,063,373

Equity Funds - 32.7%
Diversified Emerging Markets Funds - 32.7%
Aberdeen Emerging Markets Fund Institutional Service Class	6,734,062	97,980,607
Brandes Emerging Markets Value Fund Class A	10,034,781	84,994,598
Fidelity Emerging Markets Fund (f)	11,958,496	360,309,476
Fidelity SAI Emerging Markets Low Volatility Index Fund (f)	24,263,509	238,267,661
GMO Emerging Markets Fund - Class III	2,743,471	86,227,309
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	7,230,299	145,256,712
Invesco Oppenheimer Developing Markets Fund Class R6	2,947,882	120,391,484
Invesco Oppenheimer Emerging Markets Innovators Fund Class R6 (a)	4,679,444	45,905,350
iShares MSCI China ETF (b)	2,832,430	156,718,352
iShares MSCI South Korea Index ETF	373,835	20,774,011
Lazard Emerging Markets Equity Portfolio Open Shares	2,128,762	36,934,020
Matthews Korea Fund Investor Class	6,983,487	29,679,822
Matthews Pacific Tiger Fund Investor Class	123	3,383
Morgan Stanley Institutional Fund, Inc. Frontier Markets Portfolio Class I	2,016,693	34,505,623
SPDR S&P China ETF	891,370	79,840,011
Xtrackers Harvest CSI 300 China ETF Class A(b)	253,625	6,624,685
TOTAL EQUITY FUNDS
(Cost $1,427,744,527)		1,544,413,104

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 2.32% to 2.43% 6/6/19 to 8/29/19 (g)
(Cost $18,905,025)	18,970,000	18,908,171

Money Market Funds - 11.9%
Fidelity Securities Lending Cash Central Fund 2.42% (h)(i)	154,945,101	154,960,596
State Street Institutional U.S. Government Money Market Fund Premier Class 2.32% (j)	405,297,230	405,297,230
TOTAL MONEY MARKET FUNDS
(Cost $560,257,826)		560,257,826
TOTAL INVESTMENT IN SECURITIES - 103.1%
(Cost $4,430,835,206)		4,866,395,148
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(144,073,155)
NET ASSETS - 100%		$4,722,321,993

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	6,890	June 2019	$344,568,900	$(2,786,232)	$(2,786,232)

The notional amount of futures purchased as a percentage of Net Assets is 7.3%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $344,568,900.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,108,729 or 0.3% of net assets.

 (f) Affiliated Fund

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $16,961,194.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

 (j) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$88,492
Total	$88,492

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Emerging Markets Fund	$355,884,838	$--	$--	$--	$--	$4,424,638	$360,309,476
Fidelity SAI Emerging Markets Low Volatility Index Fund	--	247,000,000	--	--	--	(8,732,339)	238,267,661
Total	$355,884,838	$247,000,000	$--	$--	$--	$(4,307,701)	$598,577,137

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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